The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020
Shares					Fair Value

	COMMON STOCK - 75.6%
	AEROSPACE/DEFENSE - 0.6%
7,500	Raytheon Technologies Corp. ^				$462,150

	AGRICULTURE - 2.8%
30,000	Archer-Daniels-Midland Co. ^ (a)				1,197,000
28,000	Bunge Ltd. ^ (a)				1,151,640
					2,348,640
	AUTO MANUFACTURERS - 0.7%
100,000	Ford Motor Co. ^				608,000

	BANKS - 8.3%
40,000	Bank of America Corp. ^				950,000
24,500	Citigroup, Inc. ^				1,251,950
19,500	JPMorgan Chase & Co. ^ (a)				1,834,170
70,000	Regions Financial Corp. ^				778,400
15,000	Truist Financial Corp. ^				563,250
19,100	US Bancorp (a)				703,262
40,000	Wells Fargo & Co. ^				1,024,000
					7,105,032
	BEVERAGES - 4.0%
20,000	Anheuser-Busch InBev SA/NV - ADR ^ (a)				986,000
40,000	Coca-Cola Co. ^				1,787,200
18,000	Molsoon Coors Brewing Co. ^				618,480
					3,391,680
	BIOTECHNOLOGY - 3.5%
6,000	Amgen, Inc. ^ (a)				1,415,160
20,000	Gilead Sciences, Inc. ^ (a)				1,538,800
					2,953,960
	CHEMICALS - 0.5%
8,666	DuPont de Nemours, Inc. ^				460,425

	COMPUTERS - 1.4%
10,100	International Business Machines Corp. (a)				1,219,777

	COSMETICS/PERSONAL CARE - 2.1%
15,000	Procter & Gamble Co. ^				1,793,550

	DIVERSIFIED FINANCIAL SERVICES - 4.5%
50,000	Franklin Resources, Inc. ^ (a)				1,048,500
260,000	Invesco Ltd. ^ (a)				2,797,600
					3,846,100
	ELECTRIC - 3.3%
45,000	CenterPoint Energy, Inc. ^ (a)				840,150
25,000	Duke Energy Corp. ^ (a)				1,997,250
					2,837,400
	FOOD - 2.8%
37,500	Kraft Heinz Co. ^ (a)				1,195,875
20,000	Tyson Foods, Inc. ^				1,194,200
					2,390,075
	HEALTHCRE-PRODUCTS - 2.1%
20,000	Medtronic PLC ^				1,834,000

	HOME & OFFICE FURNISHINGS - 0.9%
51,000	Newell Brands, Inc. ^				809,880

	INSURANCE - 1.7%
24,000	Prudential Financial, Inc. ^				1,461,600

	IRON/STEEL - 1.2%
25,000	Nucor Corp. ^				1,035,250

	MEDIA - 1.6%
59,301	ViacomCBS, Inc. ^				1,382,899

	MISCELLANEOUS MANUFACTURING - 1.6%
4,500	3M Co. ^				701,955
100,000	General Electric Co. ^ (a)				683,000
					1,384,955

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
Shares					Fair Value

	COMMON STOCK (Continued) - 75.6%
	OIL & GAS - 5.0%
44,500	BP PLC - ADR ^ (a)				$1,037,740
15,000	Chevron Corp. ^				1,338,450
30,000	Exxon Mobil Corp. ^ (a)				1,341,600
15,500	Marathon Petroleum Corp. ^				579,390
					4,297,180
	PHARMACEUTICALS - 8.5%
5,000	AbbVie, Inc. ^				490,900
32,000	Bristol-Myers Squibb Co. ^				1,881,600
30,000	CVS Health Corp. ^ (a)				1,949,100
6,000	Johnson & Johnson ^				843,780
12,000	Merck & Co., Inc. ^				927,960
37,500	Pfizer, Inc. ^ (a)				1,226,250
					7,319,590
	REAL ESTATE INVESTMENT TRUSTS - 1.4%
20,000	Equity Residential ^				1,176,400

	RETAIL - 2.9%
45,500	Kohl's Corp. ^				945,035
15,000	Nordstrom, Inc. ^				232,350
30,000	Walgreens Boots Alliance, Inc. ^				1,271,700
					2,449,085
	SEMICONDUCTORS - 4.3%
30,000	Intel Corp. ^ (a)				1,794,900
15,000	QUALCOMM, Inc. ^				1,368,150
4,000	Texas Instruments, Inc. ^				507,880
					3,670,930

	TELECOMMUNICATIONS - 6.9%
80,000	AT&T, Inc. ^ (a)				2,418,400
40,000	Cisco Systems, Inc. ^ (a)				1,865,600
30,000	Verizon Communications, Inc. ^ (a)				1,653,900
					5,937,900
	TOYS/GAMES/HOBBIES - 1.1%
12,000	Hasbro, Inc. ^				899,400

	TRANSPORTATION - 1.9%
15,000	United Parcel Service, Inc. ^				1,667,700

	TOTAL COMMON STOCK				64,743,558
	(Cost - $82,624,689)
Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED * - 2.7%
	CALL OPTIONS PURCHASED - 0.9%
300	Anheuser-Busch InBev SA/NV - ADR	January 2021	$60.00	$1,800,000	85,500
2,000	Ford Motor Co.	January 2021	7.00	1,400,000	136,000
2,000	Invesco Ltd.	January 2021	13.00	2,600,000	180,000
1,000	Viacom, Inc.	January 2021	25.00	2,500,000	365,000
	TOTAL CALL OPTIONS PURCHASED				766,500
	(Cost - $692,375)
	PUT OPTIONS PURCHASED * - 1.8%	Expiration	Exercise Price	Notional Amount
800	SPDR S&P 500 ETF Trust	July 2020	270.00	21,600,000	53,600
500	SPDR S&P 500 ETF Trust	September 2020	247.00	12,350,000	142,500
500	SPDR S&P 500 ETF Trust	September 2020	254.00	12,700,000	174,500
1,000	SPDR S&P 500 ETF Trust	September 2020	258.00	25,800,000	412,000
700	SPDR S&P 500 ETF Trust	September 2020	263.00	18,410,000	382,200
200	SPDR S&P 500 ETF Trust	September 2020	290.00	5,800,000	185,400
100	SPDR S&P 500 ETF Trust	December 2020	290.00	2,900,000	167,000
	TOTAL PUT OPTIONS PURCHASED				1,517,200
	(Cost - $7,985,604)

	TOTAL OPTIONS PURCHASED
	(Cost - $8,677,979)				2,283,700

	SHORT-TERM INVESTMENT - 20.2%
	MONEY MARKET FUND - 20.2%
17,300,271	JPMorgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.10% + (a)				17,300,271
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $17,300,271)

	TOTAL INVESTMENTS - 98.5% (Cost - $108,602,939)				$84,327,529
	OPTIONS WRITTEN (Premiums Received - $995,635) - (0.8) %				(642,410)
	OTHER ASSETS LESS LIABILITES - 2.3%				1,946,613
	NET ASSETS - 100.0%				$85,631,732

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
Contracts **		Expiration	Exercise Price	Notional Amount	Fair Value

	CALL OPTIONS WRITTEN * - (0.8) %
25	3M Co.	July 2020	$160.00	$400,000	$5,875
25	AbbVie, Inc.	July 2020	95.00	237,500	10,475
30	Amgen, Inc.	July 2020	230.00	690,000	28,200
100	Anheuser-Busch InBev SA/NV - ADR	July 2020	55.00	550,000	2,900
100	Archer-Daniels-Midland Co.	July 2020	40.00	400,000	9,200
300	AT&T, Inc.	July 2020	30.00	900,000	21,000
200	Bank of America Corp.	July 2020	25.00	500,000	10,400
150	BP PLC - ADR	July 2020	24.00	360,000	7,350
100	Bristol-Myers Squibb Co.	July 2020	55.00	550,000	38,500
50	Bristol-Myers Squibb Co.	July 2020	57.50	287,500	10,950
100	Bunge Ltd.	July 2020	40.00	400,000	26,000
150	CenterPoint Energy, Inc.	July 2020	18.00	270,000	15,750
50	Chevron Corp.	July 2020	92.50	462,500	8,650
200	Cisco Systems, Inc.	July 2020	45.00	900,000	41,000
110	Citigroup, Inc.	July 2020	52.50	577,500	20,240
200	Coca-Cola Co.	July 2020	46.00	920,000	10,000
100	CVS Health Corp.	July 2020	65.00	650,000	18,500
125	Duke Energy Corp.	July 2020	85.00	1,062,500	4,125
40	DuPont de Nemours, Inc.	July 2020	52.50	210,000	9,160
100	Equity Residential	July 2020	62.50	625,000	4,600
100	Exxon Mobil Corp.	July 2020	46.00	460,000	11,500
200	Franklin Resources, Inc.	July 2020	22.50	450,000	3,600
100	Gilead Sciences, Inc.	July 2020	76.50	765,000	23,000
60	Hasbro, Inc.	July 2020	75.00	450,000	16,350
150	Intel Corp.	July 2020	60.00	900,000	23,100
300	Invesco Ltd.	July 2020	12.00	360,000	3,000
30	Johnson & Johnson	July 2020	143.00	429,000	4,500
90	JPMorgan Chase & Co.	July 2020	100.00	900,000	10,800
100	Kohl's Corp.	July 2020	22.00	220,000	10,500
75	Kraft Heinz Co.	July 2020	33.00	247,500	2,850
55	Marathon Petroleum Corp.	July 2020	38.50	211,750	7,150
100	Medtronic PLC	July 2020	93.50	935,000	17,500
60	Merck & Co.	July 2020	77.00	462,000	9,900
200	Newell Brands, Inc.	July 2020	16.00	320,000	11,000
75	Nordstrom, Inc.	July 2020	18.00	135,000	3,150
100	Nucor Corp.	July 2020	42.50	425,000	7,600
150	Pfizer, Inc.	July 2020	34.00	510,000	5,850
75	Procter & Gamble Co.	July 2020	120.00	900,000	15,375
60	Prudential Financial, Inc.	July 2020	62.50	375,000	11,760
60	Prudential Financial, Inc.	July 2020	65.00	390,000	6,540
75	QUALCOMM, Inc.	July 2020	90.00	675,000	26,625
75	Raytheon Technologies Corp.	July 2020	65.00	487,500	9,525
40	Texas Instruments, Inc.	July 2020	125.00	500,000	17,160
100	Tyson Foods, Inc.	July 2020	62.00	620,000	10,500
50	United Parcel Service, Inc.	July 2020	105.00	525,000	37,500
100	Verizon Communications, Inc.	July 2020	56.00	560,000	4,300
100	ViacomCBS, Inc.	July 2020	24.00	240,000	10,400
150	Walgreens Boots Alliance, Inc.	July 2020	44.00	660,000	12,900
100	Wells Fargo & Co.	July 2020	27.50	275,000	5,600
	TOTAL CALL OPTIONS WRITTEN				$642,410
	(Premiums Received - $995,635)

ADR - American Depositary Receipt
PLC - Public Limited Company
+ Variable rate security - interest rate is as of June 30, 2020.
^ Security is subject to written call options.
* Non-income producing security.
** Each call option contract allows the holder of the option to purchase/sell 100 shares of the underlying stock.
(a) All or portion of the security is pledged as collateral.

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services - Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – The Fund’s securities are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less, at the time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair valuec committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$64,743,558	$-	$-	$64,743,558
Options Purchased	2,283,700	-	-	2,283,700
Short-Term lnvestment	17,300,271	-	-	17,300,271
Total	$84,327,529	$-	$-	$84,327,529
Liabilities
Options Written	$642,410	$-	$-	$642,410

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classifications.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund because these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of June 30, 2020. the amount of unrealized loss on options subject to equity contracts risk exposure amounted to $(6,041,054).

The notional value of the options outstanding as of June 30, 2020 as disclosed in the Portfolio of Investments serves as an indicator of the volume of derivative activity for the Fund.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at June 30,2020, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$107,858,281	$555,235	$(24,728,397)	$(24,173,162)